UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  6 East 43rd Street, 23rd Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Title:  Managing Member
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli              New York, New York          November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $139,452
                                        (thousands)


List of Other Included Managers:

No.        Form 13F File Number               Name

1.         028-11767                          Cibelli Capital Management, L.L.C.

2.         028-11691                          Marathon Partners L.P.

3.         028-14390                          Robotti & Company Advisors, LLC


                                                  FORM 13F INFORMATION TABLE
                                                    September 30, 2012


COLUMN 1                   COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8

                                                      VALUE     SHS OR  SH/ PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION    MGRS         SOLE      SHARED   NONE
--------------            --------------- ------     --------- -------- --- ----- ----------    -----        -----     -------  ----

COINSTAR INC               COM             19259P300  39,178    871,000  SH       SHARED       1, 2, 3       871,000    0       0
EXPEDIA INC DEL            COM NEW         30212P303   6,501    112,400  SH       SHARED       1, 2, 3       112,400    0       0
FACEBOOK INC               CL A            30303M102   1,430     66,000  SH       SHARED       1, 2, 3        66,000    0       0
GOOGLE INC                 CL A            38259P508   6,021      7,980  SH       SHARED       1, 2, 3         7,980    0       0
GREEN DOT CORP             CL A            39304D102   5,458    446,300  SH       SHARED       1, 2, 3       446,300    0       0
LIBERTY INTERACTIVE CORP   INT COM SER A   53071M104   8,654    476,800  SH       SHARED       1, 2, 3       476,800    0       0
LIBERTY INTERACTIVE CORP   LBT VENT COM A  53071M880   1,608     32,388  SH       SHARED       1, 2, 3        32,388    0       0
NETFLIX INC                COM             64110L106   5,270     96,800  SH       SHARED       1, 2, 3        96,800    0       0
PANDORA MEDIA INC          COM             698354107     624     57,000  SH       SHARED       1, 2, 3        55,000    0       0
PANHANDLE OIL AND GAS INC  CL A            698477106     920     30,000  SH       SHARED       1, 2           30,000    0       0
SHUTTERFLY INC             COM             82568P304  36,407  1,169,900  SH       SHARED       1, 2, 3     1,169,900    0       0
SKULLCANDY INC             COM             83083J104   8,389    610,000  SH       SHARED       1, 2, 3       610,000    0       0
SPDR GOLD TRUST            GOLD SHS        78463V107   4,452     25,900  SH       SHARED       1, 2, 3        25,900    0       0
TRIPADVISOR INC            COM             896945201   4,554    138,300  SH       SHARED       1, 2, 3       138,300    0       0
WAL-MART STORES INC        COM             931142103     266      3,600  SH       SHARED       3               3,600    0       0
WORLD WRESTLING ENTMT INC  CL A            98156Q108   8,431  1,047,300  SH       SHARED       1, 2, 3     1,047,300    0       0
ZIPCAR INC                 COM             98974X103   1,290    166,000  SH       SHARED       1, 2, 3       166,000    0       0


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